Income taxes - DTA and DTL (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Non-capital loss
Net deferred tax assets	$ 17.3	$ 14.5
Net deferred tax liabilities	67.3	60.3
Deferred income tax liabilities, net	50.0	45.8	$ 16.2
Within 12 months
Non-capital loss
Net deferred tax assets	0.1	0.1
Net deferred tax liabilities	1.0	0.9
After more than 12 months
Non-capital loss
Net deferred tax assets	17.2	14.4
Net deferred tax liabilities	66.3	59.4
Share issue and debt issue costs deferred income tax liabilities
Non-capital loss
Net deferred tax liabilities	(3.7)	(7.1)
Royalty stream and working interests deferred income tax assets
Non-capital loss
Net deferred tax assets	16.2	5.6
Royalty stream and working interests deferred income tax liabilities
Non-capital loss
Net deferred tax liabilities	74.8	71.1
Non-capital loss carry-forwards deferred income tax assets
Non-capital loss
Net deferred tax assets	1.9	9.5
Non-capital loss carry-forwards deferred income tax liabilities
Non-capital loss
Net deferred tax liabilities	(2.6)	(5.6)
Investments deferred income tax liabilities
Non-capital loss
Net deferred tax liabilities	2.5	5.8
Other deferred income tax assets
Non-capital loss
Net deferred tax assets	(0.8)	(0.6)
Other deferred income tax liabilities
Non-capital loss
Net deferred tax liabilities	$ (3.7)	$ (3.9)